Commitment and contingencies - Commitment (Details) $ in Thousands				1 Months Ended	12 Months Ended
	Apr. 16, 2021 MXN ($)	Jun. 16, 2014 MXN ($) item	Mar. 26, 2013 MXN ($) item	Apr. 30, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2014 MXN ($)	Dec. 31, 2013 MXN ($)	Dec. 31, 2021 MXN ($)
Commitment and contingencies
Payment of long-term debt					$ 682	$ 13,967,000	$ 42,592,000	$ 40,790,000
Current portion of long-term debt							$ 3,013,502,000	$ 36,851,000
Short-term debt					$ 131,918						$ 2,700,000,000
Debt securities issued in the Mexican market on June 16, 2014
Commitment and contingencies
Principal amount		$ 3,000,000,000							$ 3,000,000,000
Term of loan		7 years							7 years
Payment of long-term debt				$ 3,000,000
Number of airports guaranteeing the certificates | item		9
Percentage of airports guaranteeing the certificates (as a percent)		80.00%
Debt securities issued in the Mexican market on March 26, 2013
Commitment and contingencies
Principal amount			$ 1,500,000,000							$ 1,500,000,000
Term of loan			10 years							10 years
Number of airports guaranteeing the certificates | item			9
Percentage of airports guaranteeing the certificates (as a percent)			80.00%
Debt securities issued in the Mexican market on April 16, 2021
Commitment and contingencies
Principal amount	$ 1,000,000,000			$ 1,000,000,000							1,000,000,000
Term of loan	5 years			5 years
Percentage of airports guaranteeing the certificates (as a percent)				80.00%
Debt securities issued in the Mexican market on April 16, 2021, accruing interest at a fixed rate
Commitment and contingencies
Principal amount	$ 2,500,000,000			$ 2,500,000,000
Term of loan	7 years			7 years
Percentage of airports guaranteeing the certificates (as a percent)				80.00%
Credit line with HSBC Mexico
Commitment and contingencies
Principal amount											900,000,000
Term of loan					6 months	6 months
Short-term debt											$ 900,000,000